Short-term Investments	12 Months Ended
Dec. 31, 2017
Short-term Investments
Short-term Investments

6.Short-term Investments

As of December 31, 2016 and 2017, the Group’s short-term investments mainly consisted of financial products issued by commercial banks in China with a variable interest rate indexed to the performance of underlying assets and a maturity date within one year when purchased. As of December 31, 2017, the effective yields of short-term investments ranged from 2.00% to 5.30% per annum (2016: 1.90% to 5.30% per annum).

The following is a summary of short-term investments (in thousands):

	December 31, 2016
	Cost	Unrecognized Gains/(Losses)	Estimated Fair Value
	RMB	RMB	RMB
Other short-term investments	11,582,116	—	11,582,116

	11,582,116	—	11,582,116

	December 31, 2017
	Cost	Unrecognized Gains/(Losses)	Estimated Fair Value
	RMB	RMB	RMB
Other short-term investments	9,742,663	—	9,742,663

	9,742,663		9,742,663

During the years ended December 31, 2015, 2016 and 2017, the Group recorded investment income related to short-term investments of RMB143.1 million, RMB303.4 million and RMB389.5 million in the consolidated statements of operations and comprehensive income, respectively.